COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with third parties, including vendors, customers, investors, and the Company’s directors and officers. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. The Company is subject to claims or proceedings from time to time relating to the purchase, development and sale of real estate and homes and other aspects of its homebuilding operations. Management believes that these claims include usual obligations incurred by real estate developers and residential home builders in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

Borrowings

The Company has borrowings that are primarily made under general agreements. Refer to “Note 8. Notes Payable” for information about future debt payments.

Legal Matters

From time to time in the normal course of business, the Company may be subject to various legal matters, such as threatened or pending claims or proceedings. There were no such material matters as of and for the fiscal years ended June 30, 2024, 2023, and 2022.

The Company has land purchase contracts, generally through cash deposits, for the right to purchase land or lots at a future point in time with predetermined terms. The Company does not have title to the property, and obligations with respect to the land purchase contracts are generally limited to the forfeiture of the related nonrefundable cash deposits.

Lease Obligations

Operating Leases

The Company recognizes lease obligations and associated right-of-use assets for its existing non-cancelable leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company has non-cancelable operating leases primarily associated with its corporate and regional office facilities. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectations regarding the terms. Variable lease costs such as common area costs and property taxes are expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. The lease term may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Right-of-use assets, as included in the consolidated balance sheets, were ¥154,613 thousand and ¥204,029 thousand as of June 30, 2024 and 2023, respectively. Lease obligations, as included in the consolidated balance sheets, were ¥159,409 thousand and ¥206,170 thousand as of June 30, 2024 and 2023, respectively.

On October 28, 2022, the Company entered into a sale and leaseback transaction of land and a building located in Tokyo, Japan for an aggregate sales price of ¥754,545 thousand, net of consumption tax. Under the transaction, the land and a building were sold and leased back for an initial term of four years. The aggregate annual rent payment for the property was approximately ¥27,815 thousand over the initial lease term. The property was qualified for a sale and leaseback and classified as an operating lease. The Company recorded revenue of ¥754,545 thousand, cost of sales of ¥598,374 thousand, and sales commission of ¥22,696 thousand under this sale and leaseback transaction. The related revenue, cost of sales, and sales commission were included in Real estate sales, Cost of sales – real estate, and Selling, general and administrative, respectively, in the Consolidated Statements of Comprehensive Income for the year ended June 30, 2023. To account for the leaseback, the Company included ¥87,311 thousand of the Right-of-use assets, operating lease, net, ¥25,615 thousand of current portion of lease obligation and ¥61,696 thousand of lease liabilities, net of current portion in the Consolidated Balance Sheet as of June 30, 2023.

Operating lease cost, as included in general and administrative expenses in the Company’s consolidated statements of comprehensive income, totaled ¥79,048 thousand, ¥64,710 thousand, and ¥42,742 thousand for the fiscal years ended June 30, 2024, 2023, and 2022, respectively. Cash paid for the amounts included in the measurement of lease liabilities for operating leases for the fiscal years ended June 30, 2024, 2023, and 2022 was ¥81,284 thousand, ¥66,946 thousand, and ¥47,189 thousand, respectively. As of June 30, 2024 and 2023, the weighted-average discount rate was 3% and the Company’s weighted-average remaining life was 2.4 and 3.2 years, respectively. The Company did not have any significant lease contracts that had not yet commenced as of June 30, 2024 and 2023.

The Company conducts its operations in leased facilities and recognizes rent expenses on a straight-line basis over the term of the lease. The Company entered into operating lease agreements for offices in Tokyo, Yokohama, and Sapporo, Japan. The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2024 and 2023:

	June 30,
	2024	2023
Right-of-use assets - non current	¥154,613	¥204,029
Total operating lease assets	¥154,613	¥204,029

Operating lease liabilities - current	¥67,938	¥68,771
Operating lease liabilities – long-term	91,471	137,399
Total operating lease liabilities	¥159,409	¥206,170

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2024 (in thousands):

Years Ending June 30,	Operating Leases
2025	¥70,941
2026	68,268
2027	24,863
2028	—
2029	—
Thereafter	—
Total	164,072
Less: lease amount representing interest	(4,663)
Present value of lease liabilities	¥159,409